Investments in Film (Tables)	6 Months Ended
Dec. 31, 2024
Investments in Film [Abstract]
Schedule of Investments in Film	INVESTMENTS IN FILM
	As of December 31, 2024	As of June 30, 2024
Investments in film- current	$885,800	$885,800
Investments in film- non current	535,857	535,857
	$1,421,657	$1,421,657